[Stoel Rives LLP Letterhead]

September 29, 2005	Jason M. Brauser
Direct (503) 294-9607
jmbrauser@stoel.com

VIA EDGAR

Securities and Exchange Commission

Judiciary Plaza

450 Fifth Street, NW

Washington, DC  20549

Re:                             Ahern Rentals, Inc.
Form S-4 Registration Statement

Accompanying this letter for filing under the Securities Act of 1933 (the “Act”) on behalf of Ahern Rentals, Inc., a Nevada corporation (the “Company”), is the Registration Statement on Form S-4 (the “Registration Statement”) in connection with the registration of the Company’s 9¼% Second Priority Senior Secured Notes due 2013 (the “Exchange Notes”).  The Company is registering the Exchange Notes in connection with an Exchange Offer (as defined in the Registration Statement) to holders of outstanding notes.

The Company is pursuing the Exchange Offer in reliance on the positions of the Securities and Exchange Commission set forth in Exxon Capital Holdings Corporation (available April 13, 1988), Morgan Stanley & Co., Inc. (available June 5, 1991) and Shearman & Sterling (available July 2, 1993) (collectively, the “No-Action Letters”).  Neither the Company nor any affiliate of the Company has entered into any arrangement or understanding with any person, including any broker-dealer, to distribute the Exchange Notes to be received in the Exchange Offer and, to the Company’s knowledge, each holder of original notes participating in the Exchange Offer will be acquiring the Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in any distribution of the Exchange Notes to be received in the Exchange Offer.  In addition, the Company:

(i) will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that any broker-dealer who holds original notes acquired for its own account as a result of market-making or other trading activities, and who receives Exchange Notes in exchange for original notes tendered by it pursuant to the Exchange

Ahern Rentals, Inc.

September 29, 2005

Offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Act in connection with any resale of such Exchange Notes;

(ii) will include, in the transmittal letter to be executed by offerees in the Exchange Offer who tender their notes, an acknowledgment by any broker-dealer holding original notes acquired for its own account as a result of market-making activities or other trading activities that it will deliver a prospectus meeting the requirements of the Act in connection with any resale of Exchange Notes received in exchange for original notes tendered by it pursuant to the Exchange Offer;

(iii) will make each person participating in the Exchange Offer aware (through the Exchange Offer prospectus) that, if any such person intends to use the Exchange Offer to participate in a distribution of the Exchange Notes, then such person (a) cannot rely on the No-Action Letters, and (b) must comply with the registration and prospectus delivery requirements of the Act (including without limitation the disclosure requirements under Item 507 or Item 508, as applicable, of Regulation S-K under the Act) in connection with any resale transaction; and

(iv) will include, in the transmittal letter to be executed by offerees in the Exchange Offer who tender their notes, an acknowledgment by each such offeree that, by accepting the terms of the Exchange Offer, it represents to the Company that it is acquiring Exchange Notes in its ordinary course of business and has no arrangement or understanding with any person to participate in any distribution of the Exchange Notes to be received in the Exchange Offer.

The filing fee of $23,540 was transmitted via fedwire.

The Company would like to proceed with the Exchange Offer as soon as reasonably practicable and would appreciate the staff’s assistance in meeting this goal.  If you have any questions or comments with respect to the Registration Statement, please contact me at (503) 294-9607.

Very truly yours,

/s/ JASON M. BRAUSER

Jason M. Brauser